Deferred Revenues (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 1,707.1	$ 1,481.9
Security subscriptions
Deferred Revenue Arrangement [Line Items]
Deferred revenue	801.1	678.5
Software updates and maintenance
Deferred Revenue Arrangement [Line Items]
Deferred revenue	869.2	775.4
Other
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 36.8	$ 28.0